Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	36
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.35568%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	0.21463%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,012,112.37

Principal:
Principal Collections	$15,436,093.46
Prepayments in Full	$8,411,630.39
Liquidation Proceeds	$187,477.69
Recoveries	$76,182.01
Sub Total	$24,111,383.55
Collections	$25,123,495.92

Purchase Amounts:
Purchase Amounts Related to Principal	$370,813.28
Purchase Amounts Related to Interest	$1,584.27
Sub Total	$372,397.55

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,495,893.47

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	36
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,495,893.47
Servicing Fee	$300,552.69	$300,552.69	$0.00	$0.00	$25,195,340.78
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,195,340.78
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$25,195,340.78
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$25,195,340.78
Interest - Class A-3 Notes	$229,411.17	$229,411.17	$0.00	$0.00	$24,965,929.61
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$24,623,148.61
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,623,148.61
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$24,494,881.94
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,494,881.94
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$24,405,405.27
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,405,405.27
Regular Principal Payment	$22,165,425.63	$22,165,425.63	$0.00	$0.00	$2,239,979.64
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,239,979.64
Residual Released to Depositor	$0.00	$2,239,979.64	$0.00	$0.00	$0.00
Total		$25,495,893.47

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,165,425.63
Total					$22,165,425.63
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,165,425.63	$40.50	$229,411.17	$0.42	$22,394,836.80	$40.92
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$22,165,425.63	$14.04	$789,935.51	$0.50	$22,955,361.14	$14.54

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	36

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$90,855,910.83	0.1660045	$68,690,485.20	0.1255056
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$299,965,910.83	0.1899901	$277,800,485.20	0.1759512

Pool Information
Weighted Average APR	3.318%	3.319%
Weighted Average Remaining Term	28.01	27.20
Number of Receivables Outstanding	28,092	27,019
Pool Balance	$360,663,230.81	$336,183,667.79
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$333,005,805.86	$310,473,186.79
Pool Factor	0.2087172	0.1945508

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$25,710,481.00
Targeted Overcollateralization Amount	$58,383,182.59
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$58,383,182.59

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	36
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		62	$73,548.20
(Recoveries)		121	$76,182.01
Net Loss for Current Collection Period			$(2,633.81)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.0088%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3210%
Second Prior Collection Period			-0.0895%
Prior Collection Period			0.2232%
Current Collection Period			-0.0091%
Four Month Average (Current and Prior Three Collection Periods)			0.1114%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,727	$14,211,100.95
(Cumulative Recoveries)			$3,012,156.73
Cumulative Net Loss for All Collection Periods			$11,198,944.22
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6481%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,813.01
Average Net Loss for Receivables that have experienced a Realized Loss			$3,004.81

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.80%	158	$2,685,108.00
61-90 Days Delinquent	0.13%	21	$436,175.49
91-120 Days Delinquent	0.02%	4	$71,000.89
Over 120 Days Delinquent	0.17%	34	$571,983.70
Total Delinquent Receivables	1.12%	217	$3,764,268.08

Repossession Inventory:
Repossessed in the Current Collection Period		8	$145,164.22
Total Repossessed Inventory		17	$278,576.04

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2724%
Prior Collection Period			0.2136%
Current Collection Period			0.2184%
Three Month Average			0.2348%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3210%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	36

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	34	$556,524.76
2 Months Extended	59	$1,100,839.15
3+ Months Extended	14	$226,876.84

Total Receivables Extended	107	$1,884,240.75

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer